Note 14 - Income Taxes (Details) - Reconciliation of Income Tax Expenses	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Reconciliation of Income Tax Expenses [Abstract]
Income tax expense (benefit) computed at statutory tax rate of 25%	¥ 2,293,243	$ 354,016	¥ 2,903,051	¥ (1,791,053)
Difference in tax rate of the Company outside the PRC	1,796,741	277,369	2,010,336	1,665,601
Effect of tax holiday for a subsidiary	(1,908,714)	(294,655)	(1,989,084)	44,142
Non-deductible expenses	1,604,669	247,718	1,241,422	396,408
Deductible expenses brought forward from prior years	(3,230,701)	(498,734)
Tax loss carry forward (set-off)	681,799	105,252	59,324	15,098
Withholding income tax for the dividends paid to Cayman Islands company	400,000	61,749
Deferred tax benefit				(42,900)
Income tax expenses	¥ 1,637,037	$ 252,715	¥ 4,225,049	¥ 287,296